Notes to the Statements of Cash Flows (Details) - Schedule of Cash Outflow for Leases included in the Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash Outflow for Leases included in the Statement of Cash Flows [Abstract]
Within operating activities	$ 91,294	$ 199,394	$ 378,571
Within financing activities	730,908	873,308	785,494
Total	$ 822,202	$ 1,072,702	$ 1,164,065